Consolidated Statements of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Shares transferred by the controlled trust to eligible employees on exercise of options	3,943,096	4,793,893
Treasury shares [member]
Number of shares in entity held by entity or by its subsidiaries or associates	5,952,740	9,895,836